Related Party Transactions - Schedule of Other Assets and Liabilities with Related Parties (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Assets	$ 33,610,056	$ 29,323,338
Derivative financial instruments	3,154,957	1,368,957
Other assets	770,861	501,797
LIABILITIES	30,283,718	25,885,778
Derivative financial instruments	2,938,034	1,112,806
Other liabilities	708,914	521,795
Related parties1 [member]
Disclosure of transactions between related parties [line items]
Assets	28,474	26,854
Derivative financial instruments	27,458	25,708
Other assets	1,016	1,146
LIABILITIES	420,273	188,057
Derivative financial instruments	1,565	860
Current accounts and demand deposits	34,416	30,466
Time deposits and saving accounts	354,794	145,995
Other liabilities	$ 29,498	$ 10,736